Exhibit 99.42

Data Compare
Run Date - 06/09/2026 3:34:53 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1685194	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Doc Type	Alternative	Debt Service Coverage	Verified
1685194	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	QM Status	Non-QM	Exempt	Verified
1685194	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Self-Employment Flag		Y	Verified